TAX EXPENSE	12 Months Ended
Dec. 31, 2011
TAX EXPENSE
TAX EXPENSE

22.                                              TAX EXPENSE

The tax (expense) benefit comprises:

	Year Ended December 31,
	2009	2010	2011
Current Tax	$(8.5)	$(64.2)	$(25.7)
Deferred Tax	6.0	40.4	72.9
	$(2.5)	$(23.8)	$47.2

The tax effect on discontinued operations was nil for the years ended December 31, 2009, 2010 and 2011.

Suntech Power is a tax exempted company incorporated in the Cayman Islands.

Power Solar BVI and Bright Path are tax exempted companies incorporated in the BVI.

Suntech Japan is subject to Japan’s corporate (national), inhabitants and enterprise (local) taxes which, when aggregated, result in a normal effective statutory tax rate of approximately 41%.

Suntech Power International Ltd is located in Schaffhausen, Switzerland, which is outside of Zurich, and is subject to a formal federal corporate income tax of approximately 7.83%. However, Suntech Power International Ltd has a tax ruling with the federation, and, as a result of this tax ruling, the effective federal tax rate in 2011 for Suntech Power International Ltd would have been 3.52% had it been profitable.

Suntech America is subject to US federal corporate income tax rate of 35% and California’s income tax rate of approximately 9%.

Kuttler is incorporated in Germany and is subject to a 30% corporate tax rate.

Wuxi Suntech is governed by the PRC Enterprise Income Tax Laws (“the EIT Law”). Wuxi Suntech renewed its “High and New Technology Enterprise” (“HNTE”) status with the relevant tax authorities on December 1, 2011. It is entitled to a preferential tax rate of 15% for another three years from 2011 to 2013. Whether Wuxi Suntech can be qualified for HNTE afterwards is uncertain, therefore, the Company calculated the deferred tax to be realized in and after 2014 using the tax rate of 25%. If Wuxi Suntech can renew the title of HNTE on September 24, 2014 and afterwards, the deferred tax asset will decrease by $14.5 million.

Luoyang Suntech is located in Luoyang’s High and New Technology Zone and is subject to a 25% statutory income tax rate. As a manufacturing oriented Foreign Invested Enterprise (“FIE”), it is exempt from income taxes for its first two profitable years of operation after taking into account any tax losses carried forward from prior years (from 2007 to 2008), and a 50% tax deduction for the succeeding three years thereafter (from 2009 to 2011). Luoyang Suntech renewed its preferential tax treatment as a HNTE with the tax rate of 15% with the relevant tax authorities on December 30, 2011. The applicable tax rate of 15% will be effective for 2 years from 2012 to 2013.

Shenzhen Suntech is located in the Shenzhen Special Zone and was established before the promulgation date of the new Enterprise Income Tax Law (“EIT Law”) and was entitled to a preferential lower tax rate of 15%. Shenzhen Suntech was provided a five-year transition period starting from the effective date of the EIT Law, which was Jannuary 1, 2008. 2008 was the first transition year and the uniform tax rates in 2008, 2009, 2010 and 2011 were 18%, 20%, 22% and 24%, respectively.

SEE is incorporated in China and subject to an income tax rate of 25%.

Kuttler Automation Systems (Suzhou) Co., Ltd is in China and was approved as a HNTE in December 2009. As a result, it was entitled to a preferential enterprise income tax rate of 15% from 2009 to 2011. As of the date of this annual report, it is in the process of applying for the renewal of its “HNTE” certificate.

ZJ Rietech is located in Yangzhong Economic Development Zone and was approved as a HNTE on November 8, 2011, which will be effective for three years from fiscal year 2011 to fiscal year 2013.

YZ Rietech and ZJ Rende is incorporated in China and subject to an income tax rate of 25%.

Uncertain tax positions

According to PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or withholding agent. The statute of limitations will be extended five years under special circumstances, which are not clearly defined (but an underpayment of tax liability exceeding RMB0.1 million is specifically listed as a special circumstance). In the case of a related party transaction, the statute of limitations is 10 years. There is no statute of limitations in the case of tax evasion. From inception to 2011, the Company, excluding the US subsidiaries, is subject to examination of the PRC tax authorities. The Company classifies interest and penalties associated with taxes as income tax expense. Such charges were immaterial for the years ended December 31, 2009, 2010 and 2011.

The U.S. subsidiary’s federal income tax returns and Maryland state income tax returns for 2009 through 2011 are open tax years, subject to examination by the relevant tax authorities.

The company’s unrecognized tax benefit and related additional liabilities are insignificant for the years ended December 31, 2009, 2010 and 2011.

The principal components of the deferred income tax assets and liabilities are as follows:

	At December 31,
	2010	2011

Net loss carried forward	$28.7	$48.0
Accrued warranty costs	17.0	20.8
Depreciation of property, plant and equipment	3.3	8.5
Impairment of long-lived assets	14.1	16.9
Provision for inventories and purchase commitments	3.9	29.6
Provision for pension	1.3	0.2
Government grant	2.2	2.3
Pre-operating expense	0.1	0.1
Sales commission fee	1.1	3.0
Accrued other expenses	5.1	5.3
Unrealized investment gain	(4.7)	0.9
Accrued payroll	5.9	3.8
Intangible assets	(55.7)	(0.4)
Unrealized fair value adjustments	6.1	(5.4)
Others	2.4	2.2

Total deferred tax assets	30.8	135.8
Valuation allowance	(23.8)	(64.8)

Net deferred tax assets	$7.0	$71.0

Deferred tax assets/(liabilities) are analyzed as:
Current	$22.6	$21.4
Non-current	(15.6)	49.6

Total	$7.0	$71.0

The Company considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Based upon the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets are deductible, the Company believe it is more likely than not that the Company will realize the benefits of these deductible differences, net of the existing valuation allowances. The amount of the deferred tax asset considered realizable, however, could be reduced in the near term if estimates of future taxable income during the carry-forward period are reduced. The Group has net operating losses of $276.0 million as of December 31, 2011, which will expire between 2012 and 2016.

In accordance with the EIT Law, dividends, which arise from profits of FIEs earned after January 1, 2008, are subject to a 10% withholding income tax. In addition, under certain tax treaties between the PRC and Hong Kong, if the foreign investor is incorporated in Hong Kong and qualifies as the beneficial owner, the applicable withholding tax rate is reduced to 5%, if the investor holds at least 25% in the FIE, or 10%, if the investor holds less than 25% in the FIE. A deferred tax liability should be recognized for the undistributed profits of PRC companies unless the Company has sufficient evidence to demonstrate that the undistributed dividends will be reinvested and the remittance of the dividends will be postponed indefinitely. The Company certified that the undistributed earnings of the Group’s PRC subsidiaries of $205.7 million as of December 31, 2011 is permanently reinvested, therefore, no provision for PRC dividend withholding tax has been provided thereon.

The effective income tax rate differs from the PRC enterprise income rate of 25% for the reason set forth as follows:

	Year Ended December 31,
	2009	2010	2011
PRC enterprise income tax	25%	25%	25%
Effect of tax holiday and incentive	(11)%	(46)%	0%
Effect of tax in foreign jurisdiction	19%	96%	(17)%
Other expenses not deductible for tax purpose	5%	18%	(1)%
Other income not taxable	(2)%	(2)%	—
Tax exemption and tax relief granted to the Company	(34)%	(39)%	—
Deferred tax effect due to tax rate change	1%	(9)%	—
Valuation allowance	—	(7)%	(4)%
Others	—	—	1%
Effective income tax rate	3%	36%	4%

The aggregate amount and per share effect of tax holidays are as follows (in millions, except per share data):

	Year Ended December 31,
	2009	2010	2011
The aggregate dollar effect	$31.9	$27.2	$(8.1)

Per share effect — basic	$0.19	$0.15	$(0.05)
Per share effect — diluted	$0.19	$0.15	$(0.05)